Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000217746 | Bundesobligation_2.500_10/11/2029
Holdings [Line Items]
Percent of Total Investments	6.50%
C000217746 | U.S. Treasury Notes_3.625_8/31/2029
Holdings [Line Items]
Percent of Total Investments	4.70%
C000217746 | U.S. Treasury Notes_4.125_11/30/2029
Holdings [Line Items]
Percent of Total Investments	3.50%
C000217746 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217746 | Rothesay Life PLC_8.000_10/30/2025
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217746 | Tower Bridge Funding PLC_6.527_11/20/2063
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217746 | BNP Paribas SA_7.375_8/19/2025
Holdings [Line Items]
Percent of Total Investments	1.90%
C000217746 | Tesco Corporate Treasury Services PLC_2.500_5/2/2025
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217746 | Bunzl Finance PLC_2.250_6/11/2025
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217746 | Twin Bridges PLC_6.827_3/12/2055
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217746 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217746 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217746 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217746 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000217746 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217746 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000217746 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000217746 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000217746 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000217746 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000217746 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217746 | Australia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217746 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217746 | Spain
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217746 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000217746 | France
Holdings [Line Items]
Percent of Total Investments	10.20%
C000217746 | Germany
Holdings [Line Items]
Percent of Total Investments	10.80%
C000217746 | United States
Holdings [Line Items]
Percent of Total Investments	20.20%
C000217746 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	47.20%
C000217746 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000217746 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000217746 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000217746 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217746 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217747 | Bundesobligation_2.500_10/11/2029
Holdings [Line Items]
Percent of Total Investments	6.50%
C000217747 | U.S. Treasury Notes_3.625_8/31/2029
Holdings [Line Items]
Percent of Total Investments	4.70%
C000217747 | U.S. Treasury Notes_4.125_11/30/2029
Holdings [Line Items]
Percent of Total Investments	3.50%
C000217747 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217747 | Rothesay Life PLC_8.000_10/30/2025
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217747 | Tower Bridge Funding PLC_6.527_11/20/2063
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217747 | BNP Paribas SA_7.375_8/19/2025
Holdings [Line Items]
Percent of Total Investments	1.90%
C000217747 | Tesco Corporate Treasury Services PLC_2.500_5/2/2025
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217747 | Bunzl Finance PLC_2.250_6/11/2025
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217747 | Twin Bridges PLC_6.827_3/12/2055
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217747 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217747 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217747 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217747 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000217747 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217747 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000217747 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000217747 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000217747 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000217747 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000217747 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217747 | Australia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217747 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217747 | Spain
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217747 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000217747 | France
Holdings [Line Items]
Percent of Total Investments	10.20%
C000217747 | Germany
Holdings [Line Items]
Percent of Total Investments	10.80%
C000217747 | United States
Holdings [Line Items]
Percent of Total Investments	20.20%
C000217747 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	47.20%
C000217747 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000217747 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000217747 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000217747 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217747 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217748 | Bundesobligation_2.500_10/11/2029
Holdings [Line Items]
Percent of Total Investments	6.50%
C000217748 | U.S. Treasury Notes_3.625_8/31/2029
Holdings [Line Items]
Percent of Total Investments	4.70%
C000217748 | U.S. Treasury Notes_4.125_11/30/2029
Holdings [Line Items]
Percent of Total Investments	3.50%
C000217748 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217748 | Rothesay Life PLC_8.000_10/30/2025
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217748 | Tower Bridge Funding PLC_6.527_11/20/2063
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217748 | BNP Paribas SA_7.375_8/19/2025
Holdings [Line Items]
Percent of Total Investments	1.90%
C000217748 | Tesco Corporate Treasury Services PLC_2.500_5/2/2025
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217748 | Bunzl Finance PLC_2.250_6/11/2025
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217748 | Twin Bridges PLC_6.827_3/12/2055
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217748 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217748 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217748 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217748 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000217748 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217748 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000217748 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000217748 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000217748 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000217748 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000217748 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217748 | Australia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217748 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217748 | Spain
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217748 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000217748 | France
Holdings [Line Items]
Percent of Total Investments	10.20%
C000217748 | Germany
Holdings [Line Items]
Percent of Total Investments	10.80%
C000217748 | United States
Holdings [Line Items]
Percent of Total Investments	20.20%
C000217748 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	47.20%
C000217748 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000217748 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000217748 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000217748 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217748 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217745 | Bundesobligation_2.500_10/11/2029
Holdings [Line Items]
Percent of Total Investments	6.50%
C000217745 | U.S. Treasury Notes_3.625_8/31/2029
Holdings [Line Items]
Percent of Total Investments	4.70%
C000217745 | U.S. Treasury Notes_4.125_11/30/2029
Holdings [Line Items]
Percent of Total Investments	3.50%
C000217745 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217745 | Rothesay Life PLC_8.000_10/30/2025
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217745 | Tower Bridge Funding PLC_6.527_11/20/2063
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217745 | BNP Paribas SA_7.375_8/19/2025
Holdings [Line Items]
Percent of Total Investments	1.90%
C000217745 | Tesco Corporate Treasury Services PLC_2.500_5/2/2025
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217745 | Bunzl Finance PLC_2.250_6/11/2025
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217745 | Twin Bridges PLC_6.827_3/12/2055
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217745 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217745 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217745 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217745 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000217745 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217745 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000217745 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000217745 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000217745 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000217745 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000217745 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217745 | Australia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217745 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217745 | Spain
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217745 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000217745 | France
Holdings [Line Items]
Percent of Total Investments	10.20%
C000217745 | Germany
Holdings [Line Items]
Percent of Total Investments	10.80%
C000217745 | United States
Holdings [Line Items]
Percent of Total Investments	20.20%
C000217745 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	47.20%
C000217745 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000217745 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000217745 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000217745 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217745 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205755 | Bundesrepublik Deutschland Bundesanleihe_2.200_2/15/2034
Holdings [Line Items]
Percent of Total Investments	6.70%
C000205755 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205755 | U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	5.60%
C000205755 | U.S. Treasury Bonds_4.500_11/15/2054
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205755 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205755 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205755 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205755 | Together Asset-Backed Securitisation PLC_5.669_10/12/2065
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205755 | Bundesrepublik Deutschland Bundesanleihe_2.500_8/15/2054
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205755 | OCP Euro CLO DAC_5.284_4/20/2038
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205755 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205755 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000205755 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205755 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205755 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000205755 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000205755 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205755 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205755 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205755 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000205755 | Spain
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205755 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000205755 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205755 | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
C000205755 | United States
Holdings [Line Items]
Percent of Total Investments	24.40%
C000205755 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.00%
C000205755 | Jersey
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205755 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205755 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205755 | Ireland
Holdings [Line Items]
Percent of Total Investments	13.40%
C000205755 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000205755 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000205755 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000205755 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000205755 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205755 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000205755 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205755 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205756 | Bundesrepublik Deutschland Bundesanleihe_2.200_2/15/2034
Holdings [Line Items]
Percent of Total Investments	6.70%
C000205756 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205756 | U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	5.60%
C000205756 | U.S. Treasury Bonds_4.500_11/15/2054
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205756 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205756 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205756 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205756 | Together Asset-Backed Securitisation PLC_5.669_10/12/2065
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205756 | Bundesrepublik Deutschland Bundesanleihe_2.500_8/15/2054
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205756 | OCP Euro CLO DAC_5.284_4/20/2038
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205756 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205756 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000205756 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205756 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205756 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000205756 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000205756 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205756 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205756 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205756 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000205756 | Spain
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205756 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000205756 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205756 | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
C000205756 | United States
Holdings [Line Items]
Percent of Total Investments	24.40%
C000205756 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.00%
C000205756 | Jersey
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205756 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205756 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205756 | Ireland
Holdings [Line Items]
Percent of Total Investments	13.40%
C000205756 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000205756 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000205756 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000205756 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000205756 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205756 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000205756 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205756 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000180738 | Bundesrepublik Deutschland Bundesanleihe_2.200_2/15/2034
Holdings [Line Items]
Percent of Total Investments	6.70%
C000180738 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	6.40%
C000180738 | U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	5.60%
C000180738 | U.S. Treasury Bonds_4.500_11/15/2054
Holdings [Line Items]
Percent of Total Investments	1.40%
C000180738 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.40%
C000180738 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180738 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180738 | Together Asset-Backed Securitisation PLC_5.669_10/12/2065
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180738 | Bundesrepublik Deutschland Bundesanleihe_2.500_8/15/2054
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180738 | OCP Euro CLO DAC_5.284_4/20/2038
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180738 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180738 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000180738 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180738 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000180738 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000180738 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000180738 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180738 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180738 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180738 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000180738 | Spain
Holdings [Line Items]
Percent of Total Investments	4.50%
C000180738 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000180738 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180738 | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
C000180738 | United States
Holdings [Line Items]
Percent of Total Investments	24.40%
C000180738 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.00%
C000180738 | Jersey
Holdings [Line Items]
Percent of Total Investments	1.70%
C000180738 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180738 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180738 | Ireland
Holdings [Line Items]
Percent of Total Investments	13.40%
C000180738 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000180738 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000180738 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000180738 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000180738 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000180738 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000180738 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180738 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000180737 | Bundesrepublik Deutschland Bundesanleihe_2.200_2/15/2034
Holdings [Line Items]
Percent of Total Investments	6.70%
C000180737 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	6.40%
C000180737 | U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	5.60%
C000180737 | U.S. Treasury Bonds_4.500_11/15/2054
Holdings [Line Items]
Percent of Total Investments	1.40%
C000180737 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.40%
C000180737 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180737 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180737 | Together Asset-Backed Securitisation PLC_5.669_10/12/2065
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180737 | Bundesrepublik Deutschland Bundesanleihe_2.500_8/15/2054
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180737 | OCP Euro CLO DAC_5.284_4/20/2038
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180737 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180737 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000180737 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180737 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000180737 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000180737 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000180737 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180737 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180737 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180737 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000180737 | Spain
Holdings [Line Items]
Percent of Total Investments	4.50%
C000180737 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000180737 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180737 | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
C000180737 | United States
Holdings [Line Items]
Percent of Total Investments	24.40%
C000180737 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.00%
C000180737 | Jersey
Holdings [Line Items]
Percent of Total Investments	1.70%
C000180737 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180737 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180737 | Ireland
Holdings [Line Items]
Percent of Total Investments	13.40%
C000180737 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000180737 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000180737 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000180737 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000180737 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000180737 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000180737 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180737 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000180741 | Bundesrepublik Deutschland Bundesanleihe_2.200_2/15/2034
Holdings [Line Items]
Percent of Total Investments	6.70%
C000180741 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	6.40%
C000180741 | U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	5.60%
C000180741 | U.S. Treasury Bonds_4.500_11/15/2054
Holdings [Line Items]
Percent of Total Investments	1.40%
C000180741 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.40%
C000180741 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180741 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180741 | Together Asset-Backed Securitisation PLC_5.669_10/12/2065
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180741 | Bundesrepublik Deutschland Bundesanleihe_2.500_8/15/2054
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180741 | OCP Euro CLO DAC_5.284_4/20/2038
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180741 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180741 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000180741 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180741 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000180741 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000180741 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000180741 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180741 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180741 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180741 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000180741 | Spain
Holdings [Line Items]
Percent of Total Investments	4.50%
C000180741 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000180741 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180741 | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
C000180741 | United States
Holdings [Line Items]
Percent of Total Investments	24.40%
C000180741 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.00%
C000180741 | Jersey
Holdings [Line Items]
Percent of Total Investments	1.70%
C000180741 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180741 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180741 | Ireland
Holdings [Line Items]
Percent of Total Investments	13.40%
C000180741 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000180741 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000180741 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000180741 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000180741 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000180741 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000180741 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180741 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210490 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	14.90%
C000210490 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.00%
C000210490 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.00%
C000210490 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000210490 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210490 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210490 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210490 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210490 | Block, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210490 | Archer Aviation, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210490 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210490 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000210490 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000210490 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000210490 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000210490 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000210490 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000210490 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000210490 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210491 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	14.90%
C000210491 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.00%
C000210491 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.00%
C000210491 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000210491 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210491 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210491 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210491 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210491 | Block, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210491 | Archer Aviation, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210491 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210491 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000210491 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000210491 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000210491 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000210491 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000210491 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000210491 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000210491 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176825 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	14.90%
C000176825 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.00%
C000176825 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.00%
C000176825 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000176825 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176825 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176825 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176825 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000176825 | Block, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176825 | Archer Aviation, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000176825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000176825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000176825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000176825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000176825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000176825 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000176825 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176825 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176824 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	14.90%
C000176824 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.00%
C000176824 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.00%
C000176824 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000176824 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176824 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176824 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176824 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000176824 | Block, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176824 | Archer Aviation, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000176824 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176824 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000176824 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000176824 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000176824 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000176824 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000176824 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000176824 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176824 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224371 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	14.90%
C000224371 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.00%
C000224371 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.00%
C000224371 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000224371 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000224371 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000224371 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000224371 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224371 | Block, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224371 | Archer Aviation, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224371 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224371 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000224371 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000224371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000224371 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000224371 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000224371 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000224371 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224371 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176826 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	14.90%
C000176826 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.00%
C000176826 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.00%
C000176826 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000176826 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176826 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176826 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176826 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000176826 | Block, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176826 | Archer Aviation, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000176826 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176826 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000176826 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000176826 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000176826 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000176826 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000176826 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000176826 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176826 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233650 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000233650 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233650 | Zimmer Biomet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233650 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233650 | Walt Disney Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233650 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233650 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233650 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233650 | Micron Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233650 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233650 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000233650 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000233650 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000233650 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000233650 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000233650 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000233650 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233650 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000233650 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233650 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000233649 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000233649 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233649 | Zimmer Biomet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233649 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233649 | Walt Disney Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233649 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233649 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233649 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233649 | Micron Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233649 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233649 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000233649 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000233649 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000233649 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000233649 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000233649 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000233649 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233649 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000233649 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233649 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000192445 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000192445 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192445 | Zimmer Biomet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192445 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192445 | Walt Disney Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192445 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192445 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192445 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192445 | Micron Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000192445 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000192445 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000192445 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000192445 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000192445 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000192445 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000192445 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000192445 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192445 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000192445 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192445 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000192444 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000192444 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192444 | Zimmer Biomet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192444 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192444 | Walt Disney Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192444 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192444 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192444 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192444 | Micron Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000192444 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000192444 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000192444 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000192444 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000192444 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000192444 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000192444 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000192444 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192444 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000192444 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192444 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000192446 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000192446 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192446 | Zimmer Biomet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192446 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192446 | Walt Disney Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192446 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192446 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192446 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192446 | Micron Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000192446 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000192446 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000192446 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000192446 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000192446 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000192446 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000192446 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000192446 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192446 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000192446 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192446 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000233648 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233648 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233648 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233648 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233648 | Ultra Clean Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000233648 | Dun & Bradstreet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233648 | Rapid7, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233648 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233648 | MKS Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233648 | Atlanta Braves Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233648 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000233648 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000233648 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000233648 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000233648 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000233648 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000233648 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233648 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000233648 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233648 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233648 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000233648 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000233648 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000233647 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233647 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233647 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233647 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233647 | Ultra Clean Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000233647 | Dun & Bradstreet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233647 | Rapid7, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233647 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233647 | MKS Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233647 | Atlanta Braves Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233647 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000233647 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000233647 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000233647 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000233647 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000233647 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000233647 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233647 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000233647 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233647 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233647 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233647 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000233647 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000233647 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192442 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192442 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192442 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192442 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192442 | Ultra Clean Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000192442 | Dun & Bradstreet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192442 | Rapid7, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192442 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192442 | MKS Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192442 | Atlanta Braves Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192442 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000192442 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192442 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000192442 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000192442 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000192442 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000192442 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192442 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192442 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192442 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192442 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192442 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000192442 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192442 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192441 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192441 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192441 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192441 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192441 | Ultra Clean Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000192441 | Dun & Bradstreet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192441 | Rapid7, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192441 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192441 | MKS Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192441 | Atlanta Braves Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000192441 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000192441 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000192441 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000192441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000192441 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192441 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192441 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192441 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192441 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192441 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000192441 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192441 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000233646 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233646 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233646 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233646 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233646 | Ultra Clean Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000233646 | Dun & Bradstreet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233646 | Rapid7, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233646 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233646 | MKS Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233646 | Atlanta Braves Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233646 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000233646 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000233646 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000233646 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000233646 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000233646 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000233646 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233646 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000233646 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233646 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233646 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233646 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000233646 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000233646 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192443 | Elanco Animal Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192443 | Penn Entertainment, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192443 | Lions Gate Entertainment Corp.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192443 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192443 | Ultra Clean Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000192443 | Dun & Bradstreet Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192443 | Rapid7, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192443 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192443 | MKS Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192443 | Atlanta Braves Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192443 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000192443 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192443 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000192443 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000192443 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000192443 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000192443 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192443 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192443 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192443 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192443 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000192443 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192443 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000207660 | Redwood Trust, Inc._7.750_6/15/2027
Holdings [Line Items]
Percent of Total Investments	2.30%
C000207660 | Liberty TripAdvisor Holdings, Inc._0.500_6/30/2051
Holdings [Line Items]
Percent of Total Investments	2.10%
C000207660 | Royal Caribbean Cruises Ltd._6.000_8/15/2025
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207660 | Two Harbors Investment Corp._6.250_1/15/2026
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207660 | PG&E Corp._4.250_12/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207660 | Sphere Entertainment Co._3.500_12/1/2028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207660 | Cable One, Inc._1.125_3/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207660 | Live Nation Entertainment, Inc._3.125_1/15/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207660 | WisdomTree, Inc._5.750_8/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207660 | LendingTree, Inc._0.500_7/15/2025
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207660 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000207660 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000207660 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000207660 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000207660 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000207660 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000207660 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000207660 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207660 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000207660 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207660 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000207660 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000207660 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000207660 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207660 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000207660 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000207660 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207660 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	(32.00%)
C000207660 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000207660 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000207660 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207658 | Redwood Trust, Inc._7.750_6/15/2027
Holdings [Line Items]
Percent of Total Investments	2.30%
C000207658 | Liberty TripAdvisor Holdings, Inc._0.500_6/30/2051
Holdings [Line Items]
Percent of Total Investments	2.10%
C000207658 | Royal Caribbean Cruises Ltd._6.000_8/15/2025
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207658 | Two Harbors Investment Corp._6.250_1/15/2026
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207658 | PG&E Corp._4.250_12/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207658 | Sphere Entertainment Co._3.500_12/1/2028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207658 | Cable One, Inc._1.125_3/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207658 | Live Nation Entertainment, Inc._3.125_1/15/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207658 | WisdomTree, Inc._5.750_8/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207658 | LendingTree, Inc._0.500_7/15/2025
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207658 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000207658 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000207658 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000207658 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000207658 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000207658 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000207658 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000207658 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207658 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000207658 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207658 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000207658 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000207658 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000207658 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207658 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000207658 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000207658 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207658 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	(32.00%)
C000207658 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000207658 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000207658 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207659 | Redwood Trust, Inc._7.750_6/15/2027
Holdings [Line Items]
Percent of Total Investments	2.30%
C000207659 | Liberty TripAdvisor Holdings, Inc._0.500_6/30/2051
Holdings [Line Items]
Percent of Total Investments	2.10%
C000207659 | Royal Caribbean Cruises Ltd._6.000_8/15/2025
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207659 | Two Harbors Investment Corp._6.250_1/15/2026
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207659 | PG&E Corp._4.250_12/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207659 | Sphere Entertainment Co._3.500_12/1/2028
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207659 | Cable One, Inc._1.125_3/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207659 | Live Nation Entertainment, Inc._3.125_1/15/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207659 | WisdomTree, Inc._5.750_8/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207659 | LendingTree, Inc._0.500_7/15/2025
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207659 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000207659 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000207659 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000207659 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000207659 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000207659 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000207659 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000207659 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207659 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000207659 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207659 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000207659 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000207659 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000207659 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207659 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000207659 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000207659 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207659 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	(32.00%)
C000207659 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000207659 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000207659 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%